AMG GW&K Municipal Enhanced Yield Fund
AMG GW&K Municipal Enhanced Yield Fund
INVESTMENT OBJECTIVE
The investment objective of the AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) is to provide investors with a high level of current income that is exempt from federal income tax.
Capital appreciation is also an objective, but is secondary to income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG GW&K Municipal Enhanced Yield Fund		Class N	Class I	Class Z
Management Fee		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.38%	0.28%	0.23%
Total Annual Fund Operating Expenses		1.08%	0.73%	0.68%
Fee Waiver and Expense Reimbursements	[1]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.99%	0.64%	0.59%
[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG GW&K Municipal Enhanced Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	101	335	587	1,309
Class I	65	224	397	898
Class Z	60	208	370	838

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and high yield securities. High yield securities (commonly known as “junk bonds”) are those securities that are rated below investment grade (i.e., rated below Baa/BBB by Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”), respectively, or another nationally recognized statistical rating organization, or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality). The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund’s average weighted portfolio maturity and duration will vary from time to time depending on the Subadviser’s views on the direction of interest rates.

Although the Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than 10 years to maturity that offer higher yields.

Within limits, the Fund also may use certain derivatives (e.g., futures, options), which are investments whose value is determined by underlying securities, indices or reference rates.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Extension Risk—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation Risk—the risk that the value of assets or income from investments will be worth less in the future.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Fund's assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals) or transportation.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.

The performance information shown in the bar chart is that of the Fund’s Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016). Effective October 1, 2016, Investor Class shares of the Fund were renamed Class N shares.
Calendar Year Total Returns as of 12/31/18 (Class I)

Best Quarter: 13.28% (1st Quarter 2009) Worst Quarter: -7.09% (2nd Quarter 2013)
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - AMG GW&K Municipal Enhanced Yield Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class N	(0.55%)	5.75%		6.30%	[1]	Jul. 27, 2009
Class N | Bloomberg Barclays U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)	1.96%	5.83%	7.07%	5.77%	[1]	Jul. 27, 2009
Class I	(0.07%)	6.21%	8.79%
Class I | Return After Taxes on Distributions	(0.09%)	5.65%	8.40%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	1.25%	5.35%	7.86%
Class Z	(0.09%)			4.32%	[2]	Feb. 24, 2017
Class Z | Bloomberg Barclays U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)	1.96%			4.81%	[2]	Feb. 24, 2017
[1]	Class N and Index performance shown reflects performance since the inception date of the Fund’s Class N shares on July 27, 2009.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on February 24, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only, and after-tax returns for Class N and Class Z shares will vary.